Mortgage Backed Securities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Mortgage Backed Securities
Weighted Average Interest Rate	5.70%	6.20%
Principal Balance	$ 45,843	$ 216,318
Amortized Cost	34,465	217,475
Fair Value	$ 34,812	$ 213,504
Mortgage Backed Securities Weighted Average Interest Rate
After five years through ten years (as percent)	8.70%	8.60%
After ten years (as percent)	4.20%	6.00%
Mortgage Backed Securities Principal Balance
After five years through ten years	$ 15,296	$ 17,254
After ten years	30,547	199,064
Mortgage Backed Securities Amortized Cost
After five years through ten years	14,102	15,814
After ten years	20,363	201,661
Mortgage Backed Securities Estimated Fair Value
After five years through ten years	14,277	15,619
After ten years	$ 20,535	$ 197,885
MBS
Mortgage Backed Securities
Weighted Average Interest Rate	5.70%	6.20%
Principal Balance	$ 45,843	$ 216,318
Amortized Cost	34,465	217,475
Fair Value	34,812	213,504
Gross Unrealized Gains	1,726	1,128
Gross Unrealized Losses	$ (1,379)	$ (5,099)
Commercial Loans
Mortgage Backed Securities
Weighted Average Interest Rate	5.70%	6.20%
Principal Balance	$ 43,355	$ 213,706
Amortized Cost	31,977	214,863
Fair Value	32,306	210,892
Gross Unrealized Gains	1,707	1,128
Gross Unrealized Losses	$ (1,379)	$ (5,099)
Tax Liens
Mortgage Backed Securities
Weighted Average Interest Rate	6.50%	6.50%
Principal Balance	$ 2,488	$ 2,612
Amortized Cost	2,488	2,612
Fair Value	2,506	$ 2,612
Gross Unrealized Gains	$ 19